Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liability	$ 1,679	$ 1,975	$ 2,003
Trade and other payables	3,291	2,428
Liquidity Risk
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Term loan	6,480	6,960
Lease liability	2,215	2,747
Trade and other payables	3,291	2,428
Total financial liabilities	11,986	12,135
Liquidity Risk | Less Than 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Term loan	6,480	480
Lease liability	393	413
Trade and other payables	3,291	2,428
Total financial liabilities	10,164	3,321
Liquidity Risk | Between 1 and 2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Term loan		6,480
Lease liability	386	389
Total financial liabilities	386	6,869
Liquidity Risk | More Than 2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liability	1,436	1,945
Total financial liabilities	$ 1,436	$ 1,945